Short-Term Bonds (Tables)	12 Months Ended
Dec. 31, 2021
Short term bonds [Abstract]
Summary of short-term bonds

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Short-term bonds	3,017,811	—